FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instrument [Abstract]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
On April 5, 2022, the Company listed on the National Association of Securities Dealers Quotations (“Nasdaq”) under the symbol "GGR" through a merger agreement (“the Merger Agreement”) with Poema Global Holdings Corp., an exempted company incorporated with limited liability under the laws of Cayman Islands (“Poema”). Pursuant to the merger agreement, each outstanding ordinary share of Poema was converted into one ordinary share of Gogoro. This resulted in the issuance of 13,618,735 ordinary shares of Gogoro (680,936 ordinary shares on a post-share consolidation basis), including 6,393,750 sponsor earn-in shares (319,687 ordinary shares on a post-share consolidation basis) after redemption by shareholders of Poema. The issuance of ordinary shares of Gogoro was regarded as consideration to acquire the net assets of Poema. The rights to sponsor earn-in shares were accounted for as a contingent consideration measured at fair value as of April 4, 2022.

	As of December 31,
	2025	2024
Earnout liabilities (Note a)	$—	$1,411
Earn-in liabilities (Note b)	—	782
Warrant liabilities (Note c)	264	461
	$264	$2,654
a.Earnout liabilities
Pursuant to the Merger Agreement, during the period between the closing date and the sixth anniversary of the closing date, eligible shareholders of Gogoro may receive up to 12,000,000 (600,000 on a post-share consolidation basis) additional ordinary shares of Gogoro (the “Earnout Shares”), with one-third of the Earnout Shares issuable if over any 20 trading days within any 30 trading day period the volume-weighted average price of the ordinary shares of Gogoro is greater than or equal to $15.00, $17.50 and $20.00 ($300, $350 and $400 on a post-share consolidation basis), respectively (the “Earnout Arrangement”). The rights to the Earnout Shares were recognized as financial liabilities with offset to accumulated deficits in equity. As of December 31, 2025 and 2024, no Earnout Shares were issued. Refer to Note 23 for information in relation to the fair value measurement of the earnout liabilities.
b.Earn-in liabilities
Concurrently with the execution and delivery of the Merger Agreement, Gogoro, Poema and Poema Global Partners LLC (the “Sponsor”) have entered into a support agreement (the “Sponsor Support Agreement”).
Under the Sponsor Support Agreement, 6,393,750 ordinary shares of Gogoro (319,687 ordinary shares on a post-share consolidation basis) held by the Sponsor immediately after the first effective time of the Mergers shall become unvested and subjected to forfeiture (the “Sponsor Earn-in Shares”). Subject to the terms and conditions contemplated by the Sponsor Support Agreement, during the period between the closing date and the sixth anniversary of the closing date, one-third of the Sponsor Earn-in Shares shall vest if over any 20 trading days within any 30 trading day period the volume-weighted average price of the ordinary shares of Gogoro is greater than or equal to $15.00, $17.50 and $20.00 ($300, $350 and $400 on a post-share consolidation basis), respectively. The rights to Sponsor Earn-in Shares were accounted for as a contingent consideration for the Mergers and recognized as financial liabilities. As of December 31, 2025 and 2024, no Sponsor Earn-in Shares were vested. Refer to Note 23 for information in relation to the fair value measurement of the earn-in liabilities.
c.Warrant liabilities
Pursuant to the Merger Agreement, on the closing date, Gogoro assumed warrants previously issued by Poema, consisting of 9,400,000 private placement warrants (the “Private Placement Warrants”) and 17,250,000 public warrants (the “Public Warrants”). The warrants have an exercise price of $11.50 per share, 20 units of warrants can be exercised to subscribe for 1 share (after giving effect to Gogoro’s 1-for-20 share consolidation, which was effected on October 6, 2025), subject to adjustments, and will expire five years after the completion of the Mergers or earlier upon redemption or liquidation. Refer to Note 23 for information in relation to the fair value measurement of the warrant liabilities.